Long Term Debt - Term Loan Credit Facilities & Revolving Credit Facilities Narrative (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Sep. 30, 2021 USD ($) creditFacility	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) tranche	Aug. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from long-term debt				$ 248,300	$ 255,200	$ 259,575
Number of credit facility amendments | creditFacility			1
Line of credit
Debt Instrument [Line Items]
Unused borrowing capacity				140,200
Pelea, Vasstwo, Eniaprohi and Vassone
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 47,750
Line of credit facility, number of tranches | tranche								2
Proceeds from long-term debt							$ 24,675	$ 23,075
Monagrouli
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 26,400
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone
Debt Instrument [Line Items]
Reduction of unused borrowing capacity, reduction amount		$ 5
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 60,000	100
Long-term line of credit				0
Unused borrowing capacity				25
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity			30,000
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 30,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka, Maxpente and Shikokuennia | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 100,000
Long-term line of credit				0
Unused borrowing capacity				50
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka, Maxpente and Shikokuennia | Line of credit | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity												50,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka, Maxpente and Shikokuennia | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 50,000
Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity						80,000
Long-term line of credit				60
Unused borrowing capacity				10,600
Shimafive | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity						25,500
Shimaseven | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 25,500
Pentakomo, Maxdekatria, Gloverthree,and Gloverseven
Debt Instrument [Line Items]
Reduction of unused borrowing capacity, reduction amount	$ 9,050
Pentakomo, Maxdekatria, Gloverthree,and Gloverseven | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 67,500
Long-term line of credit				25
Unused borrowing capacity				25,850
Kastrolem, Marilem and Staloudi | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 48
Armonikos, Metamou, Vaslem and Stalem | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 50
Armonikos, Metamou, Vaslem and Stalem | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Long-term line of credit				20
Unused borrowing capacity				$ 28,750